DEFERRED REVENUE (Details) - Mar. 31, 2015 - USD ($) $ in Thousands	Total
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 2,377
Additions	322
Less revenue recognized	322
Current deferred revenue, ending balance	2,377
Noncurrent deferred revenue, beginning balance	55,239
Additions	3,773
Less revenue recognized	27
Noncurrent deferred revenue, ending balance	58,985
Shortfall payments billed and included in accounts receivable	$ 2,500
Maximum period customers have the ability to offset their gathering fees	7 years
Williston Basin – Gas Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 0
Additions	0
Less revenue recognized	0
Current deferred revenue, ending balance	0
Noncurrent deferred revenue, beginning balance	17,132
Additions	0
Less revenue recognized	27
Noncurrent deferred revenue, ending balance	17,105
Barnett Shale Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	2,377
Additions	322
Less revenue recognized	322
Current deferred revenue, ending balance	2,377
Noncurrent deferred revenue, beginning balance	0
Additions	0
Less revenue recognized	0
Noncurrent deferred revenue, ending balance	0
Piceance Basin Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	0
Additions	0
Less revenue recognized	0
Current deferred revenue, ending balance	0
Noncurrent deferred revenue, beginning balance	38,107
Additions	3,773
Less revenue recognized	0
Noncurrent deferred revenue, ending balance	$ 41,880